Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000012064 [Member] | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[1]
C000012064 [Member] | KeyCorp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[1]
C000012064 [Member] | Archer Daniels Midland Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[1]
C000012064 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[1]
C000012064 [Member] | Eversource Energy [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[1]
C000012064 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[1]
C000012064 [Member] | Edison International [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[1]
C000012064 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[1]
C000012064 [Member] | Seagate Technology Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[1]
C000012064 [Member] | Ford Motor Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[1]
C000012064 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%	[1]
C000012064 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[1]
C000012064 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[1]
C000012064 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[1]
C000012064 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[1]
C000012064 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[1]
C000012064 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[1]
C000012064 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[1]
C000012064 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.90%	[1]
C000012064 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[1]
C000012097 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[2]
C000012097 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[2]
C000012097 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[2]
C000012097 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[2]
C000012097 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[2]
C000012097 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[2]
C000012097 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[2]
C000012097 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[2]
C000012097 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[2]
C000012097 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[2]
C000012097 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[2]
C000012097 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[2]
C000012097 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.80%	[2]
C000012097 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[2]
C000012097 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[2]
C000012097 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[2]
C000012097 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[2]
C000012097 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[2]
C000012097 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[2]
C000012097 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[2]
C000012097 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[2]
C000012099 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[3]
C000012099 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[3]
C000012099 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[3]
C000012099 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[3]
C000012099 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[3]
C000012099 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[3]
C000012099 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[3]
C000012099 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[3]
C000012099 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[3]
C000012099 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[3]
C000012099 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[3]
C000012099 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[3]
C000012099 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[3]
C000012099 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[3]
C000012099 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[3]
C000012099 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[3]
C000012099 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[3]
C000012099 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[3]
C000012099 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%	[3]
C000012099 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[3]
C000012099 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[3]
C000012195 [Member] | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[4]
C000012195 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[4]
C000012195 [Member] | U S Bancorp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[4]
C000012195 [Member] | CSX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[4]
C000012195 [Member] | General Motors Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[4]
C000012195 [Member] | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[4]
C000012195 [Member] | Travelers Cos Inc The [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[4]
C000012195 [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[4]
C000012195 [Member] | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[4]
C000012195 [Member] | Truist Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[4]
C000012195 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[4]
C000012195 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[4]
C000012195 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[4]
C000012195 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[4]
C000012195 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[4]
C000012195 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[4]
C000012195 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[4]
C000012195 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[4]
C000012195 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%	[4]
C000012195 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[4]
C000012195 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[4]
C000012196 [Member] | IonQ Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[5]
C000012196 [Member] | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[5]
C000012196 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[5]
C000012196 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[5]
C000012196 [Member] | Sandisk Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[5]
C000012196 [Member] | Astera Labs Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[5]
C000012196 [Member] | Rocket Lab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[5]
C000012196 [Member] | Bloom Energy Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[5]
C000012196 [Member] | Ciena Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[5]
C000012196 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[5]
C000012196 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[5]
C000012196 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[5]
C000012196 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%	[5]
C000012196 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%	[5]
C000012196 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[5]
C000012196 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[5]
C000012196 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[5]
C000012196 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[5]
C000012196 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%	[5]
C000012196 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[5]
C000012196 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[5]
C000042588 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[6]
C000042588 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[6]
C000042588 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[6]
C000042588 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[6]
C000042588 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[6]
C000042588 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[6]
C000042588 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[6]
C000042588 [Member] | Ventas Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[6]
C000042588 [Member] | VICI Properties Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[6]
C000042588 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[6]
C000042588 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%	[6]
C000042588 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%	[6]
C000042588 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[6]
C000042588 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%	[6]
C000042588 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[6]
C000042588 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[6]
C000042588 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[6]
C000042588 [Member] | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[6]
C000099165 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[7]
C000099165 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[7]
C000099165 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[7]
C000099165 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[7]
C000099165 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[7]
C000099165 [Member] | PepsiCo Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[7]
C000099165 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[7]
C000099165 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[7]
C000099165 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[7]
C000099165 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[7]
C000099165 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[7]
C000099165 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[7]
C000099165 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[7]
C000099165 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[7]
C000099165 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%	[7]
C000099165 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[7]
C000099165 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[7]
C000099165 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[7]
C000099165 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[7]
C000099165 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%	[7]
C000141931 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[8]
C000141931 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[8]
C000141931 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[8]
C000141931 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[8]
C000141931 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[8]
C000141931 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[8]
C000141931 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[8]
C000141931 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[8]
C000141931 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[8]
C000141931 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[8]
C000141931 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[8]
C000141931 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[8]
C000141931 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[8]
C000141931 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[8]
C000141931 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[8]
C000141931 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[8]
C000141931 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[8]
C000141931 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%	[8]
C000141931 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[8]
C000141931 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[8]
C000194634 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[9]
C000194634 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[9]
C000194634 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[9]
C000194634 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[9]
C000194634 [Member] | Dell Technologies Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[9]
C000194634 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[9]
C000194634 [Member] | Accenture PLC Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[9]
C000194634 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[9]
C000194634 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[9]
C000194634 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[9]
C000194634 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[9]
C000194634 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[9]
C000194634 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%	[9]
C000194634 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[9]
C000194634 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[9]
C000194634 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[9]
C000194634 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[9]
C000194634 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[9]
C000194634 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%	[9]
C000194634 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[9]
C000194634 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[9]

[1]	Excludes money market funds.
[2]	Excludes money market funds.
[3]	Excludes money market funds.
[4]	Excludes money market funds.
[5]	Excludes money market funds.
[6]	Excludes money market funds.
[7]	Excludes money market funds.
[8]	Excludes money market funds.
[9]	Excludes money market funds.